                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         The Sheffield Funds, Inc.
         900 Circle 75 Parkway
         Suite 750
         Atlanta, Georgia  30339

2.       Name of each series or class of funds for which this notice is filed:

         Common Stock par value $.001

3.       Investment Company Act File Number:

         811-5886

         Securities Act File Number:

         33-32620

4.       Last day of fiscal year for which this notice is filed:

         October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

         N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of series registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sale price of securities sold during the fiscal year:

         499,032 shares; $5,497,317

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         499,032 shares; $5,497,317

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         130,441 shares; $1,293,374

12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                   $5,497,317



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         (ii)    Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                   +1,293,374

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable:


                                   -7,628,425

         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction of filing fees pursuant to rule 24e-2 (if applicable):

                                   +    N/A

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                 (ii), less line (iii), plus line (iv)] (if applicable):

                                   (837,734)

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                  x .0003448
                                                      N/A

         (vii)   Fee due [line (i) or line (v) multiplied by line
                (vi)]:

                                      -0-

Instruction:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).


                                                                           -----

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   SIGNATURES

This report has been signed below by the following persons of the issuer and in the capacities and on the dates indicated>

By (Signature and Title)*  /s/ Caroline L. Scott
                           ---------------------
                               Caroline L. Scott
                                Treasurer

Date:  12/19/95

                               KILPATRICK & CODY
                                   Suite 2800
                             1100 Peachtree Street
                          Atlanta, Georgia 30309-4530


Telephone                                                                          Other Offices
  404 815-6500
                                                                                   1400 First Union Bank Bldg.
                                                                                   P.O. Box 2043
Facsimile                                                                          Augusta, Georgia 30903
  404 815-6555
                                                                                   Suite 800
Direct Dial                                                                        700 13th Street, N.W.
                                                                                   Washington, D.C. 20005

                                                                                   68 Pall Mall
                                                                                   London SWIY 5ES

                                                                                   Avenue Louise 65, bte 3
                                                                                   1050 Brussels

                              December 20, 1995




The Sheffield Funds, Inc.
900 Circle 75 Parkway
Suite 750
Atlanta, GA  30339

        Re: Rule 24f-2 Notice for Fiscal Year Ended October 31, 1995 Concerning The Sheffield Funds, Inc. (File Nos. 33-32620 and 811-5886)

Ladies and Gentlemen:

        We have served as counsel for The Sheffield Funds, Inc., a Maryland corporation (the "Company"), in connection with the registration of the Company as an investment company under the Investment Company Act of 1940, as amended (File No. 811-5886), and the registration of the offering and sale of an indefinite number of shares of common stock, par value $.001 per share (the "Stock"), of the Company under the Securities Act of 1933, as amended, pursuant to the Company's Registration Statement on Form N-1A (No. 33-32620) (the "Registration Statement").

        We have examined and are familiar with originals or copies (certified or otherwise identified to our satisfaction) of such documents, corporate records and other instruments relating to the incorporation of the Company and to the authorization and issuance of the Registered Stock (as defined below) as we have deemed necessary and advisable. Our opinion is limited to matters arising under the provisions of the Maryland General Corporation Law applicable to the issuance of the Registered Stock by the Company.

        In rendering this opinion, we have reviewed and relied upon an Officer's Certificate (the "Certificate") from Caroline L. Scott, Treasurer of the Company, dated December 20, 1995. According to the Certificate, the Company issued 629,473 shares of Stock during the fiscal year ended on October 31, 1995 (the "Registered Stock"), and received consideration of not less than the par value for each such share of Registered Stock.

                              KILPATRICK & CODY

The Sheffield Funds, Inc.
December 20, 1995
Page 2



        In our examination we have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

        As to all factual matters relating to this opinion, including those addressed in the Certificate, we have relied solely upon, and have assumed the accuracy, completeness and genuineness of, oral and written representations made to us by officers of the Company without making any independent investigation with respect thereto.

        Based upon the foregoing and having regard for such legal considerations as we have deemed relevant, it is our opinion that the Registered Stock was, upon issuance thereof against payment therefor, as contemplated in the Registration Statement, legally and validly issued, fully paid and non-assessable.

                                                   Very truly yours,

                                                   KILPATRICK & CODY



                                                   By:/s/ David A. Stockton
                                                      ---------------------
                                                      David A. Stockton

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                             OFFICER'S CERTIFICATE


        THE UNDERSIGNED HEREBY CERTIFIES individually and on behalf of The Sheffield Funds, Inc., a Maryland Corporation (the "Company"), and for purposes of the opinion to be rendered by Kilpatrick & Cody in connection with the Rule 24f-2 Notice to be filed with the Securities and Exchange Commission ("SEC") for the fiscal year ended October 31, 1995, that I am the duly elected and qualified Treasurer of the Company and:


        (1) As of the close of business on October 31, 1995, the following number of shares of the Company's common stock, $.001 par value per share (the "Stock"), had been issued pursuant to the Company's Registration Statement on Form N-1A (No. 33-32620), during the fiscal year ended October 31, 1995:

                                                               Number of
        Class of                                                 Issued
         Stock                                                   Shares
        --------                                               ---------
        Common                                                  629,473


        (2) As of the close of business on October 31, 1995, the following number of shares of Stock were issued and were outstanding:

                                                                Number of
                                                               Issued and
        Class of                                               Outstanding
         Stock                                                    Shares
        --------                                               -----------
        Common                                                  2,483,318


        (3) As of the close of business on October 31, 1995, the following number of shares of the Stock had been redeemed and cancelled during the fiscal year ended October 31, 1995:

                                                                   Number of
        Class of                                               Shares Redeemed
         Stock                                                  and Cancelled
        --------                                               ---------------
        Common                                                    747,478


        (4) Except as to shares of Stock issued as a stock dividend, stock split or stock distribution, if any, all of the shares of Stock issued by the Company were issued for cash and/or securities whose values were readily ascertainable and were readily marketable and the Company received not less than the consideration authorized by the directors and required by the provisions of the Investment Company Act of 1940, as amended, which in each case was at least the par value of that share of Stock.
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        (5)      As to each share of Stock issued as a stock dividend, stock split or stock distribution, if any, the Company transferred to the stated capital account the proper amount (or made any other appropriate similar transfer) under the applicable statues, rules, and regulations, under the Company's articles of incorporation and bylaws, in each case as in effect on the declaration, record, and payment dates of the stock dividend, stock split or stock distribution, which amount was the amount determined by the directors.

        IN WITNESS WHEREOF, I have hereunto set my hand and the seal of the Company as of the 20th day of December, 1995.



                                                /s/ Caroline L. Scott
                                                ---------------------
                                                Caroline L. Scott
                                                Treasurer
[Corporate Seal]





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